Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Allowance for Doubtful Accounts Receivable, Write-offs	$ 1,224	$ 0
Cash Discount on Sales	$ 430,140	$ 302,932